INVESTMENT MANAGERS SERIES TRUST
235 W. Galena Street
Milwaukee, Wisconsin  53212

August 27, 2015

Securities and Exchange Commission
100 F Street, NE
 Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
File Nos. 333-122901 and 811-21719 on behalf of
AAM/Bahl & Gaynor Income Growth Fund
and AAM Select Income Fund (formerly
AAM/Cutwater Select Income Fund) (the “Funds”)

The Trust is filing Post-Effective Amendment No. 663 to its Registration Statement under Rule 485(a)(2) (the “Amendment”) for the purpose of updating the sub-advisor for  AAM Select Income Fund.  On January 2015, BNY Mellon acquired Cutwater Holdings, LLC, the parent company of the sub-advisor.  In connection with this change, the name of the Fund was changed to the “AAM Select Income Fund”.  These changes are reflected in the attached Amendment filing.

Please direct your comments to the undersigned at (626) 914-1360.  Thank you.

Sincerely,

/s/JOY AUSILI

Joy Ausili
Secretary